Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Hedges of net investment in foreign operations) (Detail) - Hedges of net investment in foreign operations - Derivatives designated as hedging instruments - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	¥ (21,284)	¥ (42,929)	¥ (84,367)	¥ (122,739)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	(5,159)	(2,042)	(30,436)	(24,595)
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0	0
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	(5)	(69)	51
Interest expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0	0
Interest expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ 3,316	¥ 1,166	¥ 7,567	1,956
Other (income) and expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				0
Other (income) and expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				¥ (252)